Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.66% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.6%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,068,232
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,575,000	2,741,644
5.00%, 9/15/33	AA	350,000	374,758

			4,184,634
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	6,750,000	6,040,758
4.00%, 10/1/39	A+/F	2,575,000	2,447,996

			8,488,754
Arizona (3.7%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	2,200,000	1,869,580
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	2,120,000	1,631,507
4.00%, 7/1/51	BBB-	2,000,000	1,610,562
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	521,888
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC)
5.00%, 11/1/47	A	5,000,000	5,111,037
4.00%, 11/1/37	A	1,100,000	1,045,331
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BBB-/F	3,500,000	3,290,939
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	258,351
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	615,452
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	253,952
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	336,837
Northern AZ U. Rev. Bonds, 5.00%, 6/1/34	A1	250,000	254,930
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,215,084
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies)
5.00%, 7/1/44	BBB-	1,000,000	1,003,307
Ser. A, 5.00%, 7/1/36	BBB-	1,010,000	1,023,068
3.75%, 7/1/24	BBB-	75,000	74,286
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	98,993
Ser. A, 5.00%, 7/1/35	BB	150,000	148,489
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,035,742
5.00%, 12/1/37	A3	500,000	508,864
U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	207,261
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	100,791
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	260,780
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	409,629

			23,886,660
California (12.5%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 2.91%, 4/1/53	VMIG 1	12,000,000	12,000,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	704,830
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	5,975,000	3,996,720
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,118,089	2,822,294
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 1.95%, 8/1/52	VMIG 1	1,500,000	1,500,000
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,719,034
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,406,770
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	6,700,000	4,464,983
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,250,000	2,154,285
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	1,250,000	831,878
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	4,300,000	2,863,058
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BB/P	1,460,000	1,262,351
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. D, 5.00%, 5/15/46	Aa3	1,500,000	1,538,819
Ser. C, 5.00%, 5/15/45	Aa2	3,700,000	3,819,513
Ser. A, 4.00%, 5/15/39	Aa3	1,350,000	1,291,058
4.00%, 5/15/35	Aa3	1,500,000	1,462,878
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. C, 5.00%, 7/1/40	Aa2	5,000,000	5,592,446
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,694,879
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	BB+/P	860,000	759,115
4.00%, 9/1/41	BB+/P	800,000	723,336
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B
4.00%, 6/1/37	Aa3	1,625,000	1,658,751
4.00%, 8/1/36	Aa3	1,375,000	1,417,096
4.00%, 8/1/35	Aa3	1,500,000	1,559,030
4.00%, 8/1/34	Aa3	2,000,000	2,126,422
San Bernardino Cnty., FRB, Ser. C, 4.35%, 8/1/23	Aa1	2,500,000	2,492,420
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	2,250,000	2,486,144
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	3,000,000	3,211,657
5.00%, 5/1/30	A1	6,900,000	7,486,414
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.10%, 5/1/58	VMIG 1	1,600,000	1,600,000
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB-/P	2,000,000	1,797,556

			81,443,737
Colorado (3.8%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,005,042
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,010,816
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	3,327,287
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,547,421
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,805,582
Ser. A, 5.50%, 11/15/38	Aa3	2,100,000	2,315,111
(Sub. Syst.), Ser. A, 5.50%, 11/15/31	A1	1,925,000	1,953,214
Ser. A, 5.00%, 11/15/37	Aa3	1,450,000	1,547,487
Ser. A, 5.00%, 11/15/36	Aa3	2,250,000	2,414,069
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	5,000,000	3,224,300
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	229,710
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/31	AA	230,000	254,638
3.25%, 12/15/50	AA	1,643,000	1,353,503

			24,988,180
Connecticut (1.7%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,474,283
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/33	BBB+	1,855,000	2,011,919
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32	BBB+	600,000	663,067
CT State Hlth. & Edl. Fac. Auth. VRDN, (Yale U.), Ser. V-2, 2.55%, 7/1/36	VMIG 1	1,500,000	1,500,000
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1
4.15%, 11/15/44	Aaa	4,065,000	3,842,500
4.10%, 11/15/39	Aaa	1,685,000	1,633,766

			11,125,535
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	588,341

			588,341
District of Columbia (3.8%)
DC Rev. Bonds
(Intl. School), 5.00%, 7/1/49	BBB	1,670,000	1,639,516
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,255,893
(D.C. Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,025,852
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,565,279
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A1	1,035,000	1,036,566
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	2,500,000	2,740,920
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.), 4.00%, 10/1/53(T)	A-	2,050,000	1,742,733
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/44(T)	A-	2,050,000	1,830,705
4.00%, 10/1/37	A-	3,140,000	2,994,356
4.00%, 10/1/36	A-	1,490,000	1,435,787
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	5,260,421

			24,528,028
Florida (2.9%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	890,543
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,041,591
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	592,449
4.00%, 7/1/45	Baa3	600,000	501,026
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Medical Center, Inc.), 4.00%, 2/1/52	Baa3	2,250,000	1,740,871
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/38	A	1,750,000	1,776,315
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,829,384
(Orlando Hlth.), 4.00%, 10/1/52	A+	1,300,000	1,183,173
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,038,101
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	572,902
4.00%, 6/15/51	Ba1	830,000	612,900
4.00%, 6/15/41	Ba1	425,000	342,345
4.00%, 6/15/36	Ba1	315,000	267,817
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	602,096
zero %, 9/1/42	A1	830,000	325,996
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A2	500,000	484,730
4.00%, 10/15/37	A2	725,000	712,144
4.00%, 10/15/35	A2	325,000	324,818

			18,839,201
Georgia (2.0%)
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. C
4.00%, 7/1/42	AA-	200,000	184,642
4.00%, 7/1/41	AA-	1,000,000	929,160
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst. Oblig. Group)
4.00%, 4/1/36	A+	250,000	248,796
4.00%, 4/1/35	A+	225,000	225,756
4.00%, 4/1/34	A+	250,000	252,654
4.00%, 4/1/33	A+	200,000	203,002
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), 5.00%, 1/1/63	BBB+	2,000,000	1,925,057
(Plant Vogtle Units 3&4), 5.00%, 7/1/60	A	3,810,000	3,688,336
(Plant Vogtle Units 3 & 4), 4.50%, 7/1/63	A	6,000,000	5,665,390

			13,322,793
Hawaii (0.1%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	375,709
4.00%, 7/1/31	Aa3	250,000	258,416

			634,125
Illinois (5.7%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/30	BBB+	3,950,000	4,168,162
4.00%, 1/1/36	BBB+	3,850,000	3,571,646
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	1,500,000	1,496,577
Ser. A, 5.00%, 12/1/40	BB	1,800,000	1,763,139
Ser. A, 5.00%, 12/1/35	BB	1,910,000	1,925,579
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	4,905,661
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/53	AA	3,700,000	3,884,180
5.00%, 1/1/38	A+	200,000	207,336
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/44	A	3,000,000	3,002,069
Chicago, Wtr. Wks Rev. Bonds, AGM, 5.00%, 11/1/25	AA	1,420,000	1,450,810
IL State G.O. Bonds
Ser. B, 5.00%, 10/1/32	Baa1	2,000,000	2,028,738
Ser. A, 5.00%, 12/1/31	Baa1	2,870,000	2,916,027
Ser. D, 5.00%, 11/1/27	Baa1	2,800,000	2,895,516
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/56	BBB	750,000	603,907
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	750,000	622,381
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	646,836
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	509,600
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	441,300

			37,039,464
Indiana (1.2%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Authority, Inc.)
5.00%, 10/1/37	AA	1,200,000	1,358,944
5.00%, 10/1/36	AA	1,100,000	1,255,234
5.00%, 10/1/33	AA	1,000,000	1,174,541
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.25%, 2/1/54	Aa1	3,500,000	3,694,319

			7,483,038
Iowa (0.4%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	2,719,196

			2,719,196
Kentucky (4.6%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	1,400,000	1,416,473
KY State Property & Bldg. Comm. Rev. Bonds, (No. 127), Ser. A
5.25%, 6/1/38	A1	3,290,000	3,659,050
5.25%, 6/1/37	A1	3,000,000	3,361,114
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A2	5,000,000	4,951,050
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	9,750,000	9,662,205
KY State Tpk. Auth. Econ. Dev. Rev. Bonds, (Revitalization Projects), Ser. A-22, 5.00%, 7/1/32	Aa3	3,400,000	3,920,739
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A	1,135,000	1,189,776
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	422,220
5.00%, 7/1/30	A+	1,000,000	1,017,725

			29,600,352
Louisiana (0.6%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	3,685,045

			3,685,045
Maryland (0.3%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	747,869
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	302,342
5.00%, 1/1/29	Baa3	290,000	306,328
5.00%, 1/1/28	Baa3	300,000	315,217
5.00%, 1/1/27	Baa3	430,000	448,684

			2,120,440
Massachusetts (3.3%)
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 3.55%, 7/1/31	VMIG 1	3,500,000	3,500,000
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	AA+	725,000	730,196
MA State Port Auth. Rev. Bonds, Ser. E
5.00%, 7/1/51	Aa2	10,000,000	10,252,035
5.00%, 7/1/46	Aa2	2,000,000	2,062,831
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 3.12%, 8/1/37	VMIG 1	5,215,000	5,215,000

			21,760,062
Michigan (6.4%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	318,331
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	261,004
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	76,646
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/38	AA	1,000,000	1,011,795
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.25%, 2/1/40	AA	200,000	208,954
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	264,950
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	415,055
Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	264,393
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	7,780,000	8,140,745
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A1	250,000	251,955
5.00%, 11/1/36	A	1,285,000	1,361,611
5.00%, 11/1/34	A	1,600,000	1,710,146
5.00%, 11/1/31	A	1,100,000	1,185,673
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/43	BBB-/F	1,820,000	1,466,094
4.00%, 11/15/31	BBB-/F	495,000	458,203
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	265,357
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	238,822
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	211,506
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	211,701
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,344,749
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	412,013
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	270,000	276,326
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	511,906
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	3,704,726
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	4,100,000	3,700,861
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	1,742,250	1,574,491
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,855,000	1,886,728
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	248,662
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A
4.625%, 10/1/39	AA	225,000	225,444
4.45%, 10/1/34	AA	100,000	100,282
Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,028,632
Ser. A, 5.00%, 3/1/33 (Prerefunded 3/1/23)	A1	500,000	501,054
5.00%, 3/1/32	A1	130,000	132,187
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF, 4.00%, 5/1/38	Aa1	2,000,000	2,044,682
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	262,527
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	367,763

			41,645,974
Minnesota (0.7%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,059,200
4.00%, 7/1/31	BB/P	1,000,000	922,344
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,700,000	2,690,478

			4,672,022
Mississippi (0.5%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	3,075,000	2,040,798
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,207,708

			3,248,506
Missouri (2.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	6,325,000	6,398,847
5.00%, 3/1/46	A2	3,800,000	3,852,041
AGM, 4.00%, 3/1/57	AA	1,700,000	1,419,390
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/49	AA	2,250,000	2,303,975
5.00%, 10/1/40	AA	1,000,000	1,049,268

			15,023,521
Montana (1.3%)
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/23), U. of MT, AGM, 5.25%, 11/15/52(T)	AA	7,360,000	8,151,363
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa1	600,000	607,255

			8,758,618
Nebraska (0.6%)
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.25%, 2/1/52	Aa2	3,500,000	3,868,184

			3,868,184
Nevada (0.3%)
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba1	1,800,000	1,608,920
2.50%, 6/15/24	Ba1	225,000	218,301

			1,827,221
New Hampshire (1.3%)
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	931,448
4.00%, 8/15/39	A3	1,100,000	1,041,498
4.00%, 8/15/38	A3	1,000,000	964,001
4.00%, 8/15/36	A3	600,000	597,193
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	614,351
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,574,618

			8,723,109
New Jersey (4.1%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Portal North Bridge), 5.25%, 11/1/42	A3	7,085,000	7,531,186
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,291,778
Ser. B, 5.00%, 11/1/26	A3	5,400,000	5,750,085
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,016,111
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA, 5.00%, 6/15/35	A3	3,000,000	3,246,677
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/52	AA	1,500,000	1,569,723
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/36	A-	4,000,000	4,113,703

			26,519,263
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,632,035
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,063,133

			3,695,168
New York (8.3%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A-	1,740,000	1,710,650
NY City, VRDN
Ser. I-2, 3.25%, 3/1/40	VMIG 1	4,000,000	4,000,000
Ser. I-8, 3.25%, 4/1/36	VMIG 1	3,655,000	3,655,000
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. F-1
5.00%, 2/1/51	AAA	8,950,000	9,556,774
5.00%, 2/1/41	AAA	1,855,000	2,018,272
5.00%, 2/1/40	AAA	1,000,000	1,093,311
5.00%, 2/1/39	AAA	1,000,000	1,098,919
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.18%, 5/1/44	VMIG 1	5,500,000	5,500,000
NY State Liberty Dev. Corp. Rev. Bonds, Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,536,638
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 3/15/54(T)	AA+	7,200,000	7,622,572
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC)
4.00%, 4/30/53	BBB-/F	3,000,000	2,443,979
4.00%, 10/31/46	BBB-/F	2,000,000	1,688,748
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	2,000,000	1,917,376
NY State Urban Dev. Corp. Rev. Bonds, 5.00%, 3/15/47	Aa1	5,000,000	5,296,164
Port Auth. of NY & NJ Rev. Bonds, Ser. 207
5.00%, 9/15/32	Aa3	3,525,000	3,773,060
5.00%, 9/15/31	Aa3	300,000	321,977

			54,233,440
North Carolina (0.5%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	1,409,170
4.00%, 3/1/41	BB/P	1,050,000	821,530
4.00%, 3/1/36	BB/P	900,000	749,334

			2,980,034
North Dakota (0.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,479,769

			1,479,769
Ohio (2.7%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/41	AA-	750,000	742,867
4.00%, 12/1/38	AA-	770,000	776,384
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,514,877
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/36	A3	300,000	332,450
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/35	A3	200,000	223,070
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/34	A3	300,000	337,281
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	841,180
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	222,794
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	244,789
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	198,639
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	251,250
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	201,968
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	752,629
4.00%, 5/1/34	AA+	1,280,000	1,324,086
4.00%, 5/1/33	AA+	560,000	581,706
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	920,000	910,814
Montgomery Cnty., Hosp. VRDN (Premier Hlth. Partners Oblig. Group), 3.15%, 11/15/45	VMIG 1	2,000,000	2,000,000
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College), 5.00%, 7/1/37(FWC)	A2	1,725,000	1,829,721
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	455,000	409,528
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	15,867
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,784,139
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	658,268
5.00%, 2/15/33	A3	355,000	362,943
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	145,000	145,309

			17,662,559
Pennsylvania (4.3%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/56	AA	1,175,000	1,183,132
5.00%, 1/1/51	AA	1,800,000	1,819,191
4.00%, 1/1/56	AA	3,500,000	2,940,080
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41 (Prerefunded 11/15/25)	A+	500,000	531,585
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	960,000	960,231
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM
5.00%, 5/1/47	AA	3,000,000	3,121,340
4.00%, 5/1/54	AA	1,000,000	915,737
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	2,250,000	2,359,763
PA State Tpk. Comm. Rev. Bonds
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,094,022
4.90%, 12/1/44	A1	5,000,000	5,114,380
Ser. A, 4.00%, 12/1/49	A3	2,160,000	1,939,343
Ser. B, 3.00%, 12/1/51	A+	2,000,000	1,428,048
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West)
5.00%, 6/15/39	BB/P	500,000	468,522
4.00%, 6/15/29	BB/P	350,000	329,614
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,037,092
5.00%, 8/1/31	A	1,000,000	1,039,595
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	Aa3	1,000,000	861,077

			28,142,752
Puerto Rico (0.4%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	2,900,000	2,640,247

			2,640,247
Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,217,303

			3,217,303
South Carolina (1.1%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	763,123
4.00%, 11/1/31	A1	750,000	767,752
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,069,808
5.00%, 10/1/28	A2	425,000	454,775
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A3	4,000,000	4,094,548

			7,150,006
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB-	1,000,000	759,684
4.00%, 8/1/41	BBB-	500,000	424,724

			1,184,408
Tennessee (0.7%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	396,349
Ser. A-1, 4.00%, 8/1/38(T)	A-	425,000	391,549
Ser. A-2, 5.00%, 8/1/44(T)	A-	425,000	425,989
Ser. A-1, 4.00%, 8/1/44(T)	A-	875,000	755,344
Ser. A-2, 5.00%, 8/1/49(T)	A-	775,000	757,505
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,047,327

			4,774,063
Texas (6.2%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	4,378,907
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	375,195
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, PSFG, 5.00%, 8/15/27	A-	375,000	394,966
Ser. T, PSFG, 4.00%, 8/15/47	AAA	1,410,000	1,312,591
Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,458,923
Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,470,305
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,047,385
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Ba1	1,300,000	1,266,919
Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,350,666
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	612,972
5.00%, 8/15/36	BBB+	430,000	445,778
5.00%, 8/15/34	BBB+	300,000	315,246
5.00%, 8/15/33	BBB+	240,000	252,812
5.00%, 8/15/31	BBB+	100,000	105,972
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB-	600,000	414,214
3.00%, 9/1/44	BBB-	500,000	359,726
3.00%, 9/1/40	BBB-	225,000	170,294
3.00%, 9/1/39	BBB-	250,000	193,292
3.00%, 9/1/38	BBB-	200,000	157,301
3.00%, 9/1/37	BBB-	220,000	176,415
3.00%, 9/1/34	BBB-	150,000	128,539
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
Ser. A, 6.00%, 5/15/52	A	3,250,000	3,735,730
5.00%, 5/15/40	A	750,000	764,928
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,314,371
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	642,592
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	914,176
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,474,811
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	AA-	9,700,000	10,384,083
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	258,769
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	2,821,231

			40,699,109
Utah (1.2%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB-/F	500,000	424,749
4.00%, 10/15/38	BBB-/F	500,000	437,428
4.00%, 10/15/36	BBB-/F	300,000	269,610
4.00%, 10/15/34	BBB-/F	800,000	742,650
4.00%, 10/15/32	BBB-/F	500,000	474,696
3.00%, 10/15/45	BBB-/F	1,000,000	660,872
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,256,733
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	743,754
5.00%, 10/15/33	AA	420,000	441,832
5.00%, 10/15/31	AA	530,000	561,802

			8,014,126
Virginia (3.0%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	625,000	657,411
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,085,000	5,722,125
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	8,000,000	8,644,146
Loudoun Cnty., Econ. Dev. Auth. Rev. Bonds, (Howard Hughes Med. Inst.), Ser. A, 4.00%, 10/1/52	Aaa	5,000,000	4,786,364

			19,810,046
Washington (1.9%)
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/47	AA-	1,000,000	1,029,557
5.00%, 8/1/41	AA-	2,000,000	2,089,433
5.00%, 8/1/38	AA-	5,500,000	5,835,304
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	4,001,540	3,528,122

			12,482,416
Wisconsin (3.2%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 4.00%, 4/1/42	BB	850,000	678,999
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,000,287
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,471,124
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,000,000	1,814,987
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,346,682
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	6,450,000	6,229,204
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/36	AA	7,825,000	7,832,850
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	393,470

			20,767,603

Total municipal bonds and notes (cost $697,800,473)			$659,657,052

SHORT-TERM INVESTMENTS (0.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	3,719,780	$3,719,780
U.S. Treasury Bills 4.004%, 1/10/23(SEG)		$431,000	430,697
U.S. Treasury Bills 3.652%, 1/12/23(SEG)		500,000	499,566
U.S. Treasury Bills 3.686%, 1/24/23(SEG)		500,000	498,880

Total short-term investments (cost $5,148,654)			$5,148,923
TOTAL INVESTMENTS

Total investments (cost $702,949,127)			$664,805,975

FUTURES CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Bond Ultra 30 yr (Short)	57	$7,655,813	$7,655,813	Mar-23	$56,137
U.S. Treasury Note Ultra 10 yr (Short)	268	31,699,375	31,699,375	Mar-23	223,483

Unrealized appreciation					279,620

Unrealized (depreciation)					—

Total					$279,620

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $652,182,228.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$415,186	$59,665,399	$56,360,805	$34,277	$3,719,780

	Total Short-term investments	$415,186	$59,665,399	$56,360,805	$34,277	$3,719,780
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,428,676.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.66%, 4.39% and 4.77%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	21.9%
	Health care	15.1
	Utilities	11.7
	Education	11.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging municipal bond term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $32,127,973 were held by the TOB trust and served as collateral for $20,749,369 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $120,217 for these investments based on an average interest rate of 2.57%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$659,657,052	$—
Short-term investments	—	5,148,923	—

Totals by level	$—	$664,805,975	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$279,620	$—	$—

Totals by level	$279,620	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com